LEASES - Right-of-use lease asset by type (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 12,144,026	$ 1,327,660	$ 1,114,597
Incremental borrowing rate (as a percent)	3.44%
Gross carrying amount
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 15,828,032	3,688,150	$ 2,369,326
Gross carrying amount | Machinery and equipment.
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	828,977	661,544
Gross carrying amount | Vehicles
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	1,115,087	1,061,184
Gross carrying amount | Equipment and computer software
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	742,382	582,101
Gross carrying amount | Land and buildings
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 13,141,586	$ 1,383,321